UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]






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Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $ 1,450,796
                                         (thousands)


List of Other Included Managers:  NONE


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

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
AMAZON COM INC                 COM               023135106   31,412     200,000 SH          SOLE       N/A      200,000   0      0
AMYLIN PHARMACEUTICALS INC     COM               032346108   18,244     875,000 SH          SOLE       N/A      875,000   0      0
APPLE INC                      COM               037833100  141,875     500,000 SH          SOLE       N/A      500,000   0      0
BAIDU INC                      SPON ADR REP A    056752108   84,662     825,000 SH          SOLE       N/A      825,000   0      0
BORGWARNER INC                 COM               099724106   31,572     600,000 SH          SOLE       N/A      600,000   0      0
CREE INC                       COM               225447101   39,371     725,200 SH          SOLE       N/A      725,200   0      0
DIGITALGLOBE INC               COM NEW           25389M877    4,104     135,000 SH          SOLE       N/A      135,000   0      0
DIRECTV                        COM CL A          25490A101  126,430   3,037,000 SH          SOLE       N/A    3,037,000   0      0
EXPRESS SCRIPTS INC            COM               302182100   87,660   1,800,000 SH          SOLE       N/A    1,800,000   0      0
HUMAN GENOME SCIENCES INC      COM               444903108   14,895     500,000 SH          SOLE       N/A      500,000   0      0
ILLUMINA INC                   COM               452327109   46,740     950,000 SH          SOLE       N/A      950,000   0      0
INFORMATICA CORP               COM               45666Q102   97,792   2,546,000 SH          SOLE       N/A    2,546,000   0      0
ISHARES TR                     FTSE XNHUA IDX    464287184  128,460   3,000,000     PUT     SOLE       N/A    3,000,000   0      0
IVANHOE MINES LTD              COM               46579N103   43,344   1,850,000 SH          SOLE       N/A    1,850,000   0      0
KANSAS CITY SOUTHERN           COM NEW           485170302   40,216   1,075,000 SH          SOLE       N/A    1,075,000   0      0
LULULEMON ATHLETICA INC        COM               550021109   35,776     800,000 SH          SOLE       N/A      800,000   0      0
MCKESSON CORP                  COM               58155Q103   49,424     800,000 SH          SOLE       N/A      800,000   0      0
OPENTABLE INC                  COM               68372A104    3,744      55,000 SH          SOLE       N/A       55,000   0      0
PROSHARES TR                   PSHS ULSHT SP500  74347R883    6,510     220,000 SH          SOLE       N/A      220,000   0      0
QUALCOMM INC                   COM               747525103  103,173   2,286,000 SH          SOLE       N/A    2,286,000   0      0
TERADATA CORP DEL              COM               88076W103   80,012   2,075,000 SH          SOLE       N/A    2,075,000   0      0
THERMO FISHER SCIENTIFIC INC   COM               883556102   43,092     900,000 SH          SOLE       N/A      900,000   0      0
UNITED STATES OIL FUND LP      UNITS             91232N108  147,756   4,241,000     CALL    SOLE       N/A    4,241,000   0      0
WHOLE FOODS MKT INC            COM               966837106   44,532   1,200,000 SH          SOLE       N/A    1,200,000   0      0

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